8 Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Receivables
Schedule of trade receivables

Trade receivables are considered bad debt and, therefore, written-off from the accounts receivable portfolio, when payment is not made after 180 days of the maturity date. At the end of each reporting period, the Company assesses whether assets or groups of financial assets were impaired.

		As of December 31,
	Notes	2020	2019

Credit card companies	8.1	62	17
Credit card companies with related parties	12.1	17	10
Sales ticket and others		77	383
Trade receivables with related parties	12.1	10	21
Trade receivables with suppliers/slips		20	92
Allowance for doubtful accounts	8.2	(4)	(32)
		182	491

Schedule of allowance for doubtful accounts
8.2	Allowance for doubtful accounts
	For the year ended December 31,
	2020	2019	2018
At the beginning of the year	(32)	(4)	(1)
Additions/reversals recorded in the year	(51)	-	(3)
Decrease trade receivables	42	-	-
Discontinued operations	43	-	-
Foreign currency translation adjustment	(6)	-	-
Business combination	-	(28)	-
At the end of the year	(4)	(32)	(4)

Schedule of breakdown of trade receivable by maturity period

Set forth below the breakdown of trade receivable by their gross amount by maturity period:

			Overdue
	Total	Due	Less than 30 days	Less than 60 days	Less than 90 days	> 90 days
2020	186	181	2	—	—	3
2019	523	407	59	14	4	39
2018	141	127	2	—	12	—